Accounts Receivable (Details)	1 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($) program	Dec. 31, 2022 USD ($)
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program		3
Contract assets		$ 250,800,000	$ 292,900,000
Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity	$ 405,000,000.0
Extension term		1 year
Notice before termination		3 months
Accounts receivable sold during period		$ 0	245,600,000
Factoring of receivables from supplier financing program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Accounts receivable sold during period		$ 18,600,000	$ 105,600,000
CCS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program		1
ATS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program		2